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                                                      hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive         Ellicott City, Maryland             21042
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 715-1145
                                                     ---------------------------
Date of fiscal year end:        June 30, 2008
                          ------------------------------------

Date of reporting period:       December 31, 2007
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO OMITTED] HUSSMAN
                 FUNDS

                            HUSSMAN INVESTMENT TRUST

                         HUSSMAN STRATEGIC GROWTH FUND

                                                MARKET ACTION

                                        FAVORABLE       UNFAVORABLE

                                       ----------        ----------
                FAVORABLE              AGGRESSIVE         MODERATE
                                       ----------        ----------
VALUATION
                                       ----------        ----------
                UNFAVORABLE             POSITIVE           HEDGED
                                       ----------        ----------


                       HUSSMAN STRATEGIC TOTAL RETURN FUND

            LONG            MEDIUM          NEAR            SHORT
TARGET
MATURITY    HIGH &          HIGH &          LOW &           LOW &
            FALLING         RISING          FALLING         RISING
            YIELDS          YIELDS          YIELDS          YIELDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2007
                                   (UNAUDITED)

[LOGO OMITTED] HUSSMAN
                 FUNDS

                             STRATEGIC GROWTH FUND

        Comparison of the Change in Value of a $10,000 Investment in the
      Hussman Strategic Growth Fund versus the Standard & Poor's 500 Index and the Russell 2000 Index (a)

                              [LINE GRAPH OMITTED]

                           HSGFX equity investments
  Hussman Strategic          equivalents and cash
 Growth Fund (HSGFX)          only (unhedged)(b)            S&P 500 Index             Russell 2000 Index
----------------------      ----------------------      ----------------------      ----------------------
 7/24/2000    $ 10,000       7/24/2000    $ 10,000       7/24/2000    $ 10,000       7/24/2000    $ 10,000
 7/31/2000      10,000       7/31/2000       9,997       7/31/2000       9,773       7/31/2000       9,736
 8/31/2000      10,030       8/31/2000      10,545       8/31/2000      10,380       8/31/2000      10,479
 9/30/2000      10,350       9/30/2000      10,226       9/30/2000       9,832       9/30/2000      10,171
10/31/2000      10,040      10/31/2000       9,639      10/31/2000       9,790      10/31/2000       9,717
11/30/2000      10,840      11/30/2000       9,561      11/30/2000       9,018      11/30/2000       8,719
12/31/2000      11,640      12/31/2000      10,486      12/31/2000       9,063      12/31/2000       9,468
 1/31/2001      11,270       1/31/2001      10,437       1/31/2001       9,384       1/31/2001       9,961
 2/28/2001      12,030       2/28/2001      10,488       2/28/2001       8,528       2/28/2001       9,307
 3/31/2001      12,430       3/31/2001      10,351       3/31/2001       7,988       3/31/2001       8,852
 4/30/2001      12,190       4/30/2001      10,886       4/30/2001       8,609       4/30/2001       9,545
 5/31/2001      12,340       5/31/2001      11,137       5/31/2001       8,667       5/31/2001       9,779
 6/30/2001      12,200       6/30/2001      11,056       6/30/2001       8,456       6/30/2001      10,117
 7/31/2001      12,470       7/31/2001      10,825       7/31/2001       8,372       7/31/2001       9,569
 8/31/2001      12,770       8/31/2001      10,597       8/31/2001       7,848       8/31/2001       9,260
 9/30/2001      12,640       9/30/2001       9,523       9/30/2001       7,215       9/30/2001       8,014
10/31/2001      12,767      10/31/2001       9,944      10/31/2001       7,352      10/31/2001       8,483
11/30/2001      13,236      11/30/2001      11,015      11/30/2001       7,916      11/30/2001       9,139
12/31/2001      13,348      12/31/2001      11,444      12/31/2001       7,985      12/31/2001       9,703
 1/31/2002      13,840       1/31/2002      11,713       1/31/2002       7,869       1/31/2002       9,602
 2/28/2002      13,963       2/28/2002      11,568       2/28/2002       7,717       2/28/2002       9,339
 3/31/2002      14,477       3/31/2002      12,637       3/31/2002       8,007       3/31/2002      10,090
 4/30/2002      14,823       4/30/2002      12,629       4/30/2002       7,522       4/30/2002      10,182
 5/31/2002      15,192       5/31/2002      12,529       5/31/2002       7,466       5/31/2002       9,730
 6/30/2002      14,913       6/30/2002      11,567       6/30/2002       6,935       6/30/2002       9,247
 7/31/2002      15,338       7/31/2002      10,544       7/31/2002       6,394       7/31/2002       7,851
 8/31/2002      15,394       8/31/2002      10,510       8/31/2002       6,436       8/31/2002       7,831
 9/30/2002      15,204       9/30/2002       9,644       9/30/2002       5,737       9/30/2002       7,268
10/31/2002      14,935      10/31/2002       9,997      10/31/2002       6,241      10/31/2002       7,501
11/30/2002      14,775      11/30/2002      10,649      11/30/2002       6,609      11/30/2002       8,171
12/31/2002      15,220      12/31/2002      10,296      12/31/2002       6,221      12/31/2002       7,716
 1/31/2003      15,148       1/31/2003       9,962       1/31/2003       6,058       1/31/2003       7,502
 2/28/2003      14,931       2/28/2003       9,598       2/28/2003       5,967       2/28/2003       7,276
 3/31/2003      14,919       3/31/2003       9,688       3/31/2003       6,025       3/31/2003       7,369
 4/30/2003      15,184       4/30/2003      10,524       4/30/2003       6,521       4/30/2003       8,068
 5/31/2003      16,338       5/31/2003      11,605       5/31/2003       6,865       5/31/2003       8,934
 6/30/2003      16,590       6/30/2003      11,857       6/30/2003       6,952       6/30/2003       9,095
 7/31/2003      17,119       7/31/2003      12,282       7/31/2003       7,075       7/31/2003       9,665
 8/31/2003      17,528       8/31/2003      12,740       8/31/2003       7,213       8/31/2003      10,108
 9/30/2003      17,155       9/30/2003      12,345       9/30/2003       7,136       9/30/2003       9,921
10/31/2003      17,756      10/31/2003      13,190      10/31/2003       7,540      10/31/2003      10,754
11/30/2003      18,032      11/30/2003      13,573      11/30/2003       7,606      11/30/2003      11,136
12/31/2003      18,429      12/31/2003      14,176      12/31/2003       8,005      12/31/2003      11,362
 1/31/2004      18,645       1/31/2004      14,624       1/31/2004       8,152       1/31/2004      11,855
 2/29/2004      19,247       2/29/2004      15,119       2/29/2004       8,265       2/29/2004      11,962
 3/31/2004      19,174       3/31/2004      14,979       3/31/2004       8,140       3/31/2004      12,073
 4/30/2004      19,018       4/30/2004      14,542       4/30/2004       8,013       4/30/2004      11,458
 5/31/2004      19,078       5/31/2004      14,704       5/31/2004       8,123       5/31/2004      11,640
 6/30/2004      19,114       6/30/2004      15,037       6/30/2004       8,281       6/30/2004      12,130
 7/31/2004      18,693       7/31/2004      14,204       7/31/2004       8,007       7/31/2004      11,313
 8/31/2004      18,260       8/31/2004      14,058       8/31/2004       8,039       8/31/2004      11,255
 9/30/2004      18,657       9/30/2004      14,481       9/30/2004       8,126       9/30/2004      11,784
10/31/2004      18,717      10/31/2004      14,580      10/31/2004       8,250      10/31/2004      12,016
11/30/2004      19,151      11/30/2004      15,474      11/30/2004       8,584      11/30/2004      13,058
12/31/2004      19,379      12/31/2004      15,992      12/31/2004       8,876      12/31/2004      13,444
 1/31/2005      19,190       1/31/2005      15,591       1/31/2005       8,660       1/31/2005      12,883
 2/28/2005      19,619       2/28/2005      16,118       2/28/2005       8,842       2/28/2005      13,102
 3/31/2005      19,707       3/31/2005      15,882       3/31/2005       8,685       3/31/2005      12,727
 4/30/2005      19,619       4/30/2005      15,408       4/30/2005       8,521       4/30/2005      11,998
 5/31/2005      19,808       5/31/2005      16,054       5/31/2005       8,792       5/31/2005      12,783
 6/30/2005      20,060       6/30/2005      16,382       6/30/2005       8,804       6/30/2005      13,276
 7/31/2005      20,098       7/31/2005      17,031       7/31/2005       9,132       7/31/2005      14,117
 8/31/2005      20,439       8/31/2005      17,031       8/31/2005       9,049       8/31/2005      13,855
 9/30/2005      20,742       9/30/2005      17,317       9/30/2005       9,122       9/30/2005      13,899
10/31/2005      20,388      10/31/2005      16,780      10/31/2005       8,970      10/31/2005      13,467
11/30/2005      20,338      11/30/2005      17,250      11/30/2005       9,309      11/30/2005      14,121
12/31/2005      20,486      12/31/2005      17,340      12/31/2005       9,312      12/31/2005      14,057
 1/31/2006      20,695       1/31/2006      18,067       1/31/2006       9,559       1/31/2006      15,317
 2/28/2006      20,852       2/28/2006      18,161       2/28/2006       9,585       2/28/2006      15,275
 3/31/2006      20,826       3/31/2006      18,448       3/31/2006       9,704       3/31/2006      16,016
 4/30/2006      21,074       4/30/2006      18,774       4/30/2006       9,834       4/30/2006      16,013
 5/31/2006      21,074       5/31/2006      18,091       5/31/2006       9,551       5/31/2006      15,114
 6/30/2006      21,074       6/30/2006      18,053       6/30/2006       9,564       6/30/2006      15,211
 7/31/2006      21,166       7/31/2006      18,024       7/31/2006       9,623       7/31/2006      14,716
 8/31/2006      21,140       8/31/2006      18,325       8/31/2006       9,852       8/31/2006      15,152
 9/30/2006      21,153       9/30/2006      18,656       9/30/2006      10,106       9/30/2006      15,278
10/31/2006      21,179      10/31/2006      19,256      10/31/2006      10,435      10/31/2006      16,158
11/30/2006      21,166      11/30/2006      19,544      11/30/2006      10,634      11/30/2006      16,583
12/31/2006      21,206      12/31/2006      19,747      12/31/2006      10,783      12/31/2006      16,638
 1/31/2007      21,111       1/31/2007      20,010       1/31/2007      10,946       1/31/2007      16,917
 2/28/2007      21,342       2/28/2007      19,733       2/28/2007      10,732       2/28/2007      16,783
 3/31/2007      21,545       3/31/2007      20,057       3/31/2007      10,852       3/31/2007      16,962
 4/30/2007      21,464       4/30/2007      20,749       4/30/2007      11,333       4/30/2007      17,267
 5/31/2007      21,111       5/31/2007      21,292       5/31/2007      11,728       5/31/2007      17,974
 6/30/2007      21,491       6/30/2007      21,125       6/30/2007      11,533       6/30/2007      17,711
 7/31/2007      21,979       7/31/2007      20,424       7/31/2007      11,176       7/31/2007      16,500
 8/31/2007      22,264       8/31/2007      20,618       8/31/2007      11,343       8/31/2007      16,874
 9/30/2007      22,155       9/30/2007      21,184       9/30/2007      11,767       9/30/2007      17,163
10/31/2007      21,898      10/31/2007      21,239      10/31/2007      11,954      10/31/2007      17,656
11/30/2007      22,143      11/30/2007      20,207      11/30/2007      11,455      11/30/2007      16,388
12/31/2007      22,089      12/31/2007      19,924      12/31/2007      11,375      12/31/2007      16,378

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(c)
                       For Periods Ended December 31, 2007
                                                                      Since
                                   1 Year     3 Years    5 Years    Inception(d)
                                   ------     -------    -------    ---------
Hussman Strategic Growth Fund       4.16%       4.46%      7.73%     11.24%
S&P 500 Index                       5.49%       8.62%     12.83%      1.75%
Russell 2000 Index                 (1.57%)      6.80%     16.25%      6.86%
--------------------------------------------------------------------------------

(a) Hussman Strategic Growth Fund invests in stocks listed on the New York, American, and NASDAQ exchanges, and does not specifically restrict its holdings to a particular market capitalization. The S&P 500 and Russell 2000 are indices of large and small capitalization stocks, respectively.

(b) "HSGFX equity investments and cash equivalents only (unhedged)" reflects the performance of the Fund's stock investments and modest day-to-day cash balances, after fees and expenses, but excluding the impact of hedging transactions. The Fund's unhedged equity investments do not represent a separately available portfolio, and their peformance is presented solely for purposes of comparison and performance attribution.

(c) Total return includes income from interest and dividends as well as capital gains. Performance figures quoted above assume that income or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Annualized. Initial public offering of shares was July 24, 2000.

[LOGO OMITTED] HUSSMAN
                 FUNDS

                          STRATEGIC TOTAL RETURN FUND

    Comparison of the Change in Value of a $10,000 Investment in the Hussman
     Strategic Total Return Fund versus the Lehman U.S. Aggregate Index (a)

                              [LINE GRAPH OMITTED]

               Hussman Strategic                 Lehman Brothers
               Total Return Fund               U.S. Aggregate Index
           ------------------------         -------------------------
             9/12/2002     $10,000            9/12/2002      $10,000
             9/30/2002       9,960            9/30/2002       10,097
            10/31/2002       9,830           10/31/2002       10,051
            11/30/2002       9,790           11/30/2002       10,048
            12/31/2002      10,230           12/31/2002       10,256
             1/31/2003      10,240            1/31/2003       10,264
             2/28/2003      10,270            2/28/2003       10,406
             3/31/2003      10,177            3/31/2003       10,398
             4/30/2003      10,177            4/30/2003       10,484
             5/31/2003      10,610            5/31/2003       10,679
             6/30/2003      10,681            6/30/2003       10,658
             7/31/2003      10,407            7/31/2003       10,300
             8/31/2003      10,670            8/31/2003       10,368
             9/30/2003      10,977            9/30/2000       10,643
            10/31/2003      10,987           10/31/2003       10,544
            11/30/2003      11,069           11/30/2003       10,569
            12/31/2003      11,233           12/31/2003       10,677
             1/31/2004      11,297            1/31/2004       10,762
             2/29/2004      11,466            2/29/2004       10,878
             3/31/2004      11,689            3/31/2004       10,960
             4/30/2004      11,052            4/30/2004       10,675
             5/31/2004      11,275            5/31/2004       10,632
             6/30/2004      11,267            6/30/2004       10,692
             7/31/2004      11,309            7/31/2004       10,798
             8/31/2004      11,577            8/31/2004       11,004
             9/30/2004      11,714            9/30/2004       11,034
            10/31/2004      11,843           10/31/2004       11,127
            11/30/2004      11,942           11/30/2004       11,038
            12/31/2004      11,963           12/31/2004       11,139
             1/31/2005      11,768            1/31/2005       11,209
             2/28/2005      11,931            2/28/2005       11,143
             3/31/2005      11,817            3/31/2005       11,086
             4/30/2005      11,665            4/30/2005       11,236
             5/31/2005      11,752            5/31/2005       11,358
             6/30/2005      11,987            6/30/2005       11,420
             7/31/2005      11,834            7/31/2005       11,316
             8/31/2005      12,031            8/31/2005       11,461
             9/30/2005      12,415            9/30/2005       11,343
            10/31/2005      12,239           10/31/2005       11,253
            11/30/2005      12,432           11/30/2005       11,303
            12/31/2005      12,681           12/31/2005       11,411
             1/31/2006      12,989            1/31/2006       11,411
             2/28/2006      12,840            2/28/2006       11,449
             3/31/2006      12,850            3/31/2006       11,336
             4/30/2006      13,078            4/30/2006       11,316
             5/31/2006      12,953            5/31/2006       11,304
             6/30/2006      13,067            6/30/2006       11,328
             7/31/2006      13,194            7/31/2006       11,481
             8/31/2006      13,240            8/31/2006       11,657
             9/30/2006      12,986            9/30/2006       11,759
            10/31/2006      13,254           10/31/2006       11,837
            11/30/2006      13,592           11/30/2006       11,974
            12/31/2006      13,398           12/31/2007       11,905
             1/31/2007      13,386            1/31/2007       11,900
             2/28/2007      13,483            2/28/2007       12,083
             3/31/2007      13,495            3/31/2007       12,083
             4/30/2007      13,605            4/30/2007       12,148
             5/31/2007      13,520            5/31/2007       12,056
             6/30/2007      13,520            6/30/2007       12,021
             7/31/2007      13,941            7/31/2007       12,121
             8/31/2007      13,978            8/31/2007       12,270
             9/30/2007      14,423            9/30/2007       12,363
            10/31/2007      14,748           10/31/2007       12,474
            11/30/2007      14,931           11/30/2007       12,698
            12/31/2007      15,088           12/31/2007       12,734

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(b)
                       For Periods Ended December 31, 2007

                                                                      Since
                                       1 Year   3 Years   5 Years  Inception(c)
                                       ------   -------   -------  ---------
Hussman Strategic Total Return Fund    12.61%     8.04%    8.08%      8.07%
Lehman Brothers U.S. Aggregate Index    6.97%     4.56%    4.42%      4.66%
--------------------------------------------------------------------------------

(a) The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for U.S. government, agency and corporate securities.

(b) Total return includes income from interest and dividends as well as capital gains. Performance figures quoted above assume that income or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Annualized. Initial public offering of shares was September 12, 2002.

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS                                         FEBRUARY 22, 2008
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

      The Hussman Strategic Growth Fund ended 2007 with positive returns for the 8th consecutive year. The Hussman Strategic Total Return Fund ended 2007 with positive returns for the 6th consecutive year. Both Funds have substantially outperformed their respective benchmarks since inception, while maintaining contained volatility.

      For the year ended December 31, 2007, the Strategic Growth Fund achieved a total return of 4.16%, compared with a total return of 5.49% for the S&P 500 Index. Since inception on July 24, 2000 to December 31, 2007, the Fund has achieved an average annual total return of 11.24%, compared with an average annual total return of 1.75% for the S&P 500 Index over the same period. With regard to periodic losses, the deepest peak-to-trough pullback in the Strategic Growth Fund within this period was -6.98%, compared with -47.41% for the S&P 500 Index. An initial $10,000 investment in the Fund on July 24, 2000 would have grown to $22,089, compared with $11,375 for a similar investment in the S&P 500 index.

      For the year ended December 31, 2007, the Strategic Total Return Fund achieved a total return of 12.61%, compared with a total return of 6.97% for the Lehman Brothers U.S. Aggregate Index. Since inception on September 12, 2002, the Fund has achieved an average annual total return of 8.07%, compared with an average annual total return of 4.66% for the Lehman Brothers U.S. Aggregate Index over the same period. An initial $10,000 investment in the Fund on September 12, 2002 would have grown to $15,088, compared with $12,734 for a similar investment in the Lehman U.S. Aggregate Index.

      The table below presents the total returns for the Strategic Growth Fund and S&P 500 Index since the inception of the Fund. In order to assist in attributing the effects of stock selection and hedging on the Fund, the table separately presents the annual returns of the Fund and the annual returns of the stock positions and cash equivalents held by the Fund (after expenses), without the impact of hedging transactions.


--------------------------------------------------------------------------------
1

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

       YEAR                           HSGFX       STOCKS ONLY     S&P 500
       --------------------------------------------------------------------
       2000*                         16.40%           4.86%        -9.37%
       2001                          14.67%           9.13%       -11.89%
       2002                          14.02%         -10.03%       -22.10%
       2003                          21.08%          37.68%        28.68%
       2004                           5.16%          12.81%        10.88%
       2005                           5.71%           8.43%         4.91%
       2006                           3.51%          13.88%        15.79%
       2007                           4.16%           0.89%         5.49%
       Since Inception
       (Average Annual Returns)      11.24%           9.71%         1.75%

*     July 24, 2000 - December 31, 2000, not annualized

      The table below presents the annual returns for the Strategic Total Return Fund and the Lehman Brothers U.S. Aggregate Index since the inception of the Fund.

                                                   LEHMAN BROTHERS U.S.
       YEAR                           HSTRX           AGGREGATE INDEX
       ----------------------------------------------------------------
       2002*                          2.30%                 2.56%
       2003                           9.80%                 4.10%
       2004                           6.50%                 4.34%
       2005                           6.00%                 2.43%
       2006                           5.66%                 4.33%
       2007                          12.61%                 6.97%

*     September 12, 2002 - December 31, 2002, not annualized

      The investment objectives of the Hussman Funds are distinctly long-term and "full cycle" in nature, placing very little weight on tracking the market over short periods of time. Because of their emphasis on risk management, Fund returns will periodically behave differently than various market indices. The intent of our investment strategy is to outperform the major indices over the complete market cycle (bull and bear markets combined), with added emphasis on defending capital in unfavorable market conditions.


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STRATEGIC GROWTH FUND
      Our investment strategy has strongly outperformed the S&P 500 over the complete bull-bear market cycle since 2000, with substantially smaller periodic losses, and I believe that it is well-suited to pursue those objectives in the years ahead. That said, the past few years of positive but single-digit returns have been an obvious disappointment - admittedly a fraction of my long-term expectations.

      For the four-year period ended December 31, 2007, the S&P 500 itself has only outperformed Treasury bills by about 4% annually (which is a slim margin for a bull market period). The market decline in early 2008 has narrowed this margin even further. Given that hedging market risk only limits our returns to the extent that the market indices outperform Treasury bills, the hedged position of the Strategic Growth Fund has not been the cause of significant forgone returns in recent years.

      Rather, our primary challenge during recent years has been in stock selection. Characteristics that have historically been well-rewarded over the long-term (such as favorable valuation, stable profit margins, and reliable growth in earnings and revenues) have been somewhat out of favor in recent years. The recent returns of the S&P 500 have been disproportionately attributable to stocks of companies engaged in the energy, basic materials, capital goods sectors, and other companies that we see as having poor stability in earnings and balance sheets. We've held positions in some of these (particularly oil companies), but due to the unpredictability of their long-term cash flows, their valuations have a large speculative and commodity-driven component. Despite the excitement about demand from China and other developing countries, I am skeptical that the world economy will "decouple" from the U.S., and remain averse to placing a large portion of shareholder assets at risk in companies that strike me as cyclical and commodity plays.

      From January 1, 2004 through December 31, 2007, the stocks held by the Fund achieved an average annual total return of 8.88% (after expenses and excluding the impact of hedging). This is only slightly below the 9.18% average annual total return achieved by the S&P 500. The shortfall may not appear to be a significant disappointment, but in the absence of a strong performance margin from our stock selection, the single-digit "implied interest" earned by our hedges was left as our primary source of total returns in recent years (our option combinations behave largely as interest-bearing short-sales on the indices we use to hedge).


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      As detailed in the table above, the Fund's stock  selections  outperformed the S&P 500 by an average of over 10% (i.e. 1000 basis points) per year from the Fund's inception in 2000 through 2003. From my perspective, the period from 2000-2003 represented the faithful application of our investment discipline, and what I viewed as reasonable returns, consistent with historical evidence and experience. For that reason, I described the Fund's performance at the time as "neither extraordinary nor disappointing" and generally began the annual and semi-annual reports with a note that the Fund had performed as intended. In contrast, our stock selections have achieved overall total returns little different from the total returns of the S&P 500 since 2004.

      I believe that this recent period of leadership among "low-quality" stocks will prove itself to be temporary, and that long-term investment returns will continue to be driven by value, quality and sponsorship. Ultimately, stocks are a claim on a long-term stream of cash flows that will be delivered to investors over time. Our primary source of long-term returns has been the discipline of purchasing those cash flows at reasonable prices, particularly when there is evidence of demand, or "sponsorship" from other investors on the basis of price/volume behavior.

      Placing this period of positive but modest returns in a longer-term perspective, the Fund has clearly achieved the goal of outperforming the S&P 500 over the full market cycle since 2000, with significantly smaller periodic losses. This period is what we consider a meaningful "full cycle" horizon; in this case, a significant bear market decline, coupled with a significant bull market advance.

      Moreover, the sharp market decline in the early weeks of 2008 has substantially closed the performance gap with the S&P 500 that had emerged in more recent years. From January 1, 2004 through February 21, 2008 (as this shareholder letter is written), the S&P 500 has achieved a cumulative total return of 30.32% (6.60% annually) versus a cumulative total return of 19.86% (4.47% annually) for the Strategic Growth Fund. Assuming the Fund's hedged position is unchanged in the face of a continued market decline, the S&P 500 would currently have to retreat 8.03% further to place the Fund even with the S&P 500 since the end of 2003. [Calculation: 1.1986/1.3032 - 1 = -0.0803].

      Finally, I should emphasize that we continue to find ample liquidity in the stocks that we wish to own. Our recent challenge in achieving a strong margin of outperformance from our stock selections may be due to my aversion to


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stocks and sectors that I believe will be  vulnerable  over time,  but it is not attributable to any difficulty establishing investment positions that I do expect to be rewarding. It is typical for mutual funds to close investments to new shareholders at the point where a fund's largest stock holdings represent several days of average daily trading volume in those stocks. Among the 25 largest stock holdings (by dollar value invested) in the Strategic Growth Fund, our median investment represents just 8.4% of a single day's average trading volume at present.

STRATEGIC TOTAL RETURN FUND
      For the year ended December 31, 2007, the Strategic Total Return Fund achieved a total return of 12.61%, compared with a total return of 6.97% for the Lehman Brothers U.S. Aggregate Index. The relatively strong total return of the Fund was driven by investments in Treasury Inflation Protected Securities (TIPS) and precious metals shares. The returns in both of these asset classes benefited from a general decline in real, inflation-adjusted interest rates. In addition to the direct impact on TIPS prices, falling real interest rates exerted downward pressure on the value of the U.S. dollar last year (that is, foreign currencies became more expensive), which created upward pressure on the prices of globally-traded commodities such as gold, as measured in dollars.

      The Strategic Total Return Fund has the ability to hold up to 30% of its assets in investments other than U.S. fixed income securities, including foreign government bonds, utility stocks and precious metals shares. Given that the Strategic Total Return Fund seeks to preserve and enhance long-term purchasing power against inflation, precious metals have been an effective component of our investment strategy. As in recent years, the primary source of day-to-day fluctuation in the Fund has been its holdings of precious metals shares, which have generally varied in a range of 5-25% of net assets, depending on market conditions.

      Recently, precious metals shares have reflected what have historically been very depressed valuations relative to spot gold prices, with the ratio of gold prices to share prices (analogous to an "earnings yield") at levels that have historically been followed by particularly strong total returns in gold shares. Accordingly, the Fund has maintained between 20-25% of assets in precious metals shares in recent months, which is at the high end of our typical allocations. Since gold stock prices tend to be fairly volatile, the Strategic Total Return Fund generally varies its exposure around a "core" position in response to extended short-term price trends; reducing its holdings on short-term


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strength, and increasing them on short-term weakness.  This practice contributed to the returns of the Strategic Total Return Fund during 2007.

PORTFOLIO COMPOSITION AND PERFORMANCE DRIVERS
      As of December 31, 2007, the Strategic Growth Fund had net assets of $2,957,446,456, and held 126 stocks in a wide variety of industries. The largest sector holdings were in information technology (33.3%), consumer discretionary (22.5%), health care (15.1%), and energy (13.2%). The smallest sector weights were in financials (0.8%) and utilities (0.0%).

      The Fund's holdings of individual stocks as of December 31, 2007 accounted for $2,907,501,716, or 98.3% of net assets. Against these stock positions, the Fund also held 14,000 option combinations (long put option, short call option) on the S&P 500 Index, 8,000 option combinations on the Russell 2000 Index and 700 option combinations on the Nasdaq 100 Index. Each option combination behaves as a short sale on the underlying index, with a notional value of $100 times the index value. On December 31, 2007, the S&P 500 Index closed at 1,468.36, while the Russell 2000 Index and the Nasdaq 100 Index closed at 766.03 and 2,084.93, respectively. The Fund's total hedge therefore represented a short position of $2,814,473,100, thereby hedging 96.8% of the dollar value of the Fund's long investment positions in individual stocks.

      Though the performance of the Strategic Growth Fund's diversified portfolio cannot be attributed to any narrow group of stocks, the following holdings achieved gains in excess of $10 million during the semi-annual period ended December 31, 2007: Research in Motion, Garmin, Medco Health Solutions, NVIDIA, Western Digital, Exxon Mobil, and Nokia. Holdings with losses in excess of $10 million during this same period were Talbots, Advanced Energy, Men's Warehouse, Kohl's, WellCare Health Plans, and Dollar Tree Stores. For the full calendar year ended December 31, 2007, the Fund achieved gains in excess of $15 million in Research in Motion, Garmin, Nokia, Energizer Holdings, Nike, Medco Health Solutions, and Exxon Mobil. The Fund experienced a loss greater than $15 million in Kohl's, WellCare Health Plans, and Lexmark International.

      It is important to recognize that while the Fund's stock selection approach emphasizes favorable valuation, we do not equate undervaluation with low price/earnings or price/book multiples. Rather, we see the value of a security as being determined by the long-term stream of cash flows that a company can


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reasonably  be expected  to deliver to  shareholders  over time.  In many cases, plausible growth expectations and highly defensible product lines imply "fair" valuation multiples considerably above prevailing market multiples. This is particularly true where we believe that earnings and revenues for a certain company have the potential to double or triple within a few years.

      It has historically been true that stocks grouped by low price/earnings multiples have performed well relative to stocks grouped by high multiples. However, our historical research indicates that price-to-discounted-cash-flow has been a more effective indicator of investment performance over the long-term (though these values require more financial analysis to estimate properly). For that reason, the Fund's investment in a few stocks with high price/earnings multiples should be taken to imply our expectations for significant long-term growth or substantial liquidation/buyout value for these companies, not as a departure from our value-conscious discipline.

      As of December 31, 2007, the Strategic Total Return Fund had net assets of $205,998,109. Treasury Inflation Protected Securities accounted for 40.5% of the Fund's net assets, with short-term Treasury bills, government agency securities, and money market securities representing an additional 39.4% of net assets. Precious metals shares accounted for 19.6% of net assets. The Fund carried a duration of approximately 2 years (meaning that a 1% change in interest rates would be expected to impact the Fund's asset value by about 2% on the basis of bond price fluctuations).

      In the Strategic Total Return Fund, during the semi-annual period ended December 31, 2007 portfolio gains in excess of $1 million were achieved in Barrick Gold, Cia De Mina Buena ADR, Agnico-Eagle Mines, Newmont Mining, U.S. Treasury Inflation-Protected Note (3.375%, due 1/15/2012), U.S. Treasury Inflation-Protected Note (3.00%, due 7/15/2012), Goldcorp, and U.S. Treasury Inflation-Protected Note (2.375%, due 1/15/2025). The Fund did not experience any losses greater than $500,000 during this period. For the full calendar year ended December 31, 2007, the Fund achieved gains in excess of $1 million in Cia De Mina Buena ADR, Barrick Gold, U.S. Treasury Inflation-Protected Note (3.375%, due 1/15/2012), U.S. Treasury Inflation-Protected Note (3.00%, due 7/15/2012), Agnico-Eagle Mines, and U.S. Treasury Inflation-Protected Note (2.375%, due 1/15/2025). The Fund did not experience any losses greater than $500,000 during this period.


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PRESENT CONDITIONS
      Six months ago, I noted in our Annual Report that "I continue to be concerned about current debt burdens on U.S. households, businesses and the nation itself (via large fiscal and current account imbalances). Ultimately, these imbalances are not likely to be sustained, and we are likely to observe continued slow growth in U.S. gross domestic investment as our dependence on borrowed and imported capital is gradually replaced by domestic savings. This is likely to be a long and difficult adjustment. Historically, activities that benefit most from debt and leverage during a period of credit expansion are also the activities most harmed by credit contraction. At present, the clearest examples of this are mortgage lenders, but my impression is that the earnings and book values of other merchants of leverage, such as investment banks, may also be affected."

      Although we have observed a significant widening of credit spreads and an increase in losses and write-offs among banks and other lenders, I continue to believe that the U.S. economy is quite early in the process of "deleveraging" from the excess debt creation of recent years. A large wave of mortgage interest-rate resets began to come due in October 2007, and will continue into 2009. Although Treasury interest rates have declined sharply due to a flight to safety by investors, mortgage rates have been fairly stubborn. More importantly, recent rates of delinquency and foreclosure are not yet representative of the high rates that can be expected in the coming years. In the typical foreclosure event, there is first a burdensome reset, followed by several months of attempted payments, followed by several months of delinquency, and only then by foreclosure action. Given that the heavy resets only started in October, the U.S. economy remains perhaps two or three quarters away from serious credit losses, foreclosures and writedowns.

      To imagine that financial companies can simply "come clean" and "just put their cards on the table" assumes that lenders actually know which loans are facing default, and how many. But lenders are still months away from even finding this out. Meanwhile, publicly traded financials face a double-edged sword if they boost loan loss reserves too much in advance, because the SEC discourages it as a potential method of "managing" and misrepresenting ongoing earnings. Finally, with funding sources becoming more risk averse, my impression is that major banks will inevitably be forced to cut their dividends in an attempt to maintain capital.


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      With regard to the U.S. economy, our most reliable gauge of recession risk became unfavorable in November - essentially the same set of information that prompted our expectation of a recession in late-2000. While no individual element of this combination has an errorless record, the full "syndrome" has been observed in every post-war recession, and has never been observed except during or immediately surrounding recessions. These conditions include: 1) widening credit spreads over the most recent 6-month period; 2) a moderate or flat yield curve (10-year Treasury yield no more than 2.5% above 3-month Treasury yields); 3) falling stock prices over the most recent 6-month period;
4) a moderating ISM Purchasing Managers Index (below 54) and; 5) weakening employment growth (total nonfarm employment growth below 1.3% over the preceding year, or an unemployment rate up 0.4% or more from its 12-month low).

      That said, I expect that the most significant area of difficulty in the economy will be among industries that rely on, or are active in, debt origination. These include primarily homebuilders and financial companies. Recessions are not caused by a general or uniform decline in the demand for goods and services. Instead, they are periods when the mix of goods and services demanded in the economy becomes mismatched with the mix of goods and services that was previously supplied.

      Though consumption represents about three-quarters of economic activity, it is also the most stable. The belief that consumer spending declines significantly during recession is simply counter to historical evidence - nominal consumption has never declined on a year-over-year basis. Rather, job losses in a recession tend to be concentrated in those areas where demand no longer absorbs the capacity that was previously supplied. In the present instance, construction and finance are primarily at risk.

      Meanwhile, many industries enjoy a shift in demand toward their goods and services, and continue to grow during recessions, despite a weak economy. In the present instance, the healthcare, technology and even consumer sectors appear well-positioned. Notably, the low U.S. inventory/sales ratio suggests that inventories are quite lean at present, so while I do anticipate a recession, the effects are likely to focus on declining asset prices - particularly mortgage related credit - rather than sharp losses in real output.


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      Along  with the risk of a weaker  economy,  there is  substantial  risk of further weakness in the U.S. dollar. Presently, the U.S. economy is running the deepest current account deficit in history, even as the Federal government promises additional debt to run a "stimulus package." At the same time, the carry between Chinese interest rates and U.S. Treasury yields has now turned negative, meaning that there is no longer a favorable interest rate differential to encourage Chinese investment in U.S. government debt. Moreover, the gradual appreciation of the yuan continues, meaning that the Chinese are also taking losses on their holdings of U.S. Treasuries due to dollar devaluation.

      The only remaining allure of Treasuries has been for capital gains due to investors' flight to safety, but with yields already compressed, it is increasingly risky to expect continued downward pressure on long-maturity interest rates. This places the U.S. in the difficult position of having to finance an enormous volume of capital needs from foreigners, particularly for Treasury debt, yet without being able to offer competitive yields or strong prospects for additional capital gains.

      My impression is that the markets will respond to this difficulty with what MIT economist Rudiger Dornbusch referred to in 1976 as "exchange rate overshooting." Specifically, if there is a weak prospect that foreign lenders will achieve a total return on U.S. Treasuries competitive with what they can earn in their own country, and every prospect that short-term interest rates in the U.S. will remain depressed or fall even further, the only way to attract capital is to immediately drive the value of the U.S. dollar to such a depressed level that it will be expected to appreciate over time.

      With regard to the prospects for monetary and fiscal "stimulus" to materially reduce recession risk, it is notable that the total increase in the U.S. monetary base (the only monetary aggregate that the Federal Reserve controls) amounted to just $9.8 billion in 2007, all of which was drawn out of the banking system as currency in circulation. The notion that the Fed has "injected" enormous amounts of liquidity is an artifact of counting the continuous and regular rollover of short-term repurchase agreements as if they represent new money. The entire stock of U.S. bank reserves amounts to $42.6 billion, an amount that fluctuates from year-to-year by only about $1 billion.

      During periods when the demand for currency soars, the Fed has an essential role in accommodating this demand, as the Fed did in the weeks around the "year 2000" transition. Aside from these periods, the monetary


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base simply does not fluctuate much, and its long-term growth is almost entirely due to growth of currency in circulation. Meanwhile, the Federal Funds rate is wholly determined by trading of day-to-day excesses and shortfalls in a very shallow, stable pool of bank reserves. The belief that this object controls the fate of the U.S. economy is the triumph of superstition over analysis.

      The simplest way to understand the fiscal stimulus is to recognize that in equilibrium, every security issued must be held. If the government issues $150 billion of new debt to finance tax rebates, then by pure accounting identity, exactly $150 billion of savings must be absorbed from someone to purchase that debt. Government itself is a zero sum game. The proposed "fiscal stimulus" amounts to the government issuing additional debt to some individuals in the economy, and allocating the proceeds to others. The only relevant issue is whether adding to the Federal debt in order to redistribute purchasing power will bring resources into use that otherwise would lay idle; whether the redistribution of purchasing power will relieve some constraint that would be binding in the absence of the program, in a way that ultimately increases economic activity.

      For most families, the most binding constraint right now is not the ability to spend out of current income, but the ability to service debt. A temporary boost to current income is likely to be spread out in a way that best allows that family to operate under its constraints, which means that the predominant use of "stimulative" tax rebates will be for debt service. This may very well provide the economy with a modest reduction in credit strains, but it certainly won't avoid delinquencies and foreclosures. Most mortgage obligations will swallow down the entire rebate in a single month. There is not much fiscal policy can or should do to bring back the "good old days" of irresponsible lending and a housing bubble. Once a market becomes overvalued - in stocks, bonds, or housing - either falling prices or poor long-term returns become inevitable.

      In the bond market, the flight to the safety of Treasury securities recently pressed the 10-year Treasury yield to less than 3.4%, nearly one percent less than the most recent year-over-year CPI inflation rate. It seems unlikely that fixed income investors will be content to sustain such low levels of prospective total return for a full decade, which suggests that there is a substantial speculative component in current Treasury prices. Historically, the level of yields has been a much better indication of subsequent bond market returns than the prevailing trend of yields has been. Accordingly, I would expect to maintain a relatively low duration in bonds for the Strategic Total Return Fund,


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with higher yields or wider credit spreads being the primary  factors that would prompt an increase in the maturity of the Fund's holdings.

      With regard to stock market valuations, it is important to emphasize that P/E ratios based on "forward operating earnings" and even our own "price/peak-earnings" measures are somewhat corrupted by the fact that the earnings in these ratios implicitly assume the continuation of record profit margins that are about 40-50% above long-term norms. To the extent that these profit margins are not likely to be sustained indefinitely, P/E ratios are likely to be a poor metric of valuation, encouraging investors to believe that stocks are cheap on the basis of recent earnings, when they are not at all cheap on the basis of long-term earnings. Very simply, a moderate P/E multiple on elevated earnings does not imply moderate valuation. For that reason, our analysis of market valuation considers a variety of fundamentals beyond recent earnings and the "forward" earnings estimates of Wall Street analysts.

      As always, our investment positions at any given time will be driven by the prevailing evidence we observe from valuations and market action. Although we believe that current conditions suggest an economic downturn, dollar weakness, and an absence of compelling value in the stock and bond markets, we do not require the market to decline to undervalued levels to warrant a substantial or complete removal of our hedges. It is the nature of financial markets to experience a wide variety of conditions over the course of a complete cycle. As we enter 2008, we remain defensive based on the prevailing evidence, but remain open to increasing our exposure to stock and bond market fluctuations as the evidence from valuation and market action becomes more constructive.

      I am grateful for your investment in the Funds, and for your trust.

      Best wishes,

      John P. Hussman, Ph.D.


--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

      WEEKLY UPDATES REGARDING MARKET CONDITIONS AND INVESTMENT STRATEGY, AS WELL AS SPECIAL REPORTS, ANALYSIS, AND PERFORMANCE DATA CURRENT TO THE MOST
RECENT   MONTH   END,   ARE    AVAILABLE   AT   THE   HUSSMAN    FUNDS   WEBSITE
WWW.HUSSMANFUNDS.COM.

      An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectuses contain this and other important information. To obtain a copy of the Hussman Funds' prospectuses please visit our website at WWW.HUSSMANFUNDS.COM or call 1-800-487-7626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Hussman Funds are distributed by Ultimus Fund Distributors, LLC.

      The Letter to Shareholders seeks to describe some of the adviser's current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. The opinions of the Funds' adviser with respect to those securities may change at any time.


--------------------------------------------------------------------------------
13

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                   SECTOR ALLOCATION (% OF TOTAL INVESTMENTS)

                               [PIE CHART OMITTED]

                     Information Technology          33.3%
                     Consumer Discretionary          22.5%
                     Health Care                     15.1%
                     Energy                          13.2%
                     Consumer Staples                 6.7%
                     Industrials                      5.5%
                     Telecommunications Services      2.0%
                     Materials                        0.9%
                     Financials                       0.8%

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                   ASSET ALLOCATION (% OF TOTAL INVESTMENTS)

                               [PIE CHART OMITTED]

               U.S. Treasury Inflation-Protection Notes     43.1%
               Other U.S. Treasury Obligations              33.2%
               Precious Metal Stocks                        20.8%
               U.S. Government Agency Obligations            2.9%


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           HUSSMAN            HUSSMAN
                                                          STRATEGIC        STRATEGIC TOTAL
                                                         GROWTH FUND         RETURN FUND
                                                        --------------     --------------
ASSETS
   Investments in securities:
      At acquisition cost ..........................    $3,182,355,462     $  185,405,323
                                                        ==============     ==============
      At value (Note 1) ............................    $2,996,242,916     $  193,806,772
   Investments in money market funds ...............       278,363,807         11,059,931
   Cash ............................................           500,000                 --
   Dividends and interest receivable ...............         2,315,132          1,177,382
   Receivable for capital shares sold ..............         3,552,586            555,930
   Other assets ....................................           118,992             21,389
                                                        --------------     --------------
      Total Assets .................................     3,281,093,433        206,621,404
                                                        --------------     --------------
LIABILITIES
   Dividends payable ...............................         3,447,616            147,228
   Written call options, at value (Notes 1 and 4)
      (premiums received $224,162,950) .............       201,972,000                 --
   Payable for investment securities purchased .....       109,883,936                 --
   Payable for capital shares redeemed .............         5,420,026            331,065
   Accrued investment advisory fees (Note 3) .......         2,442,111            103,852
   Payable to administrator (Note 3) ...............           214,450             21,420
   Other accrued expenses and liabilities ..........           266,838             19,730
                                                        --------------     --------------
      Total Liabilities ............................       323,646,977            623,295
                                                        --------------     --------------

NET ASSETS .........................................    $2,957,446,456     $  205,998,109
                                                        ==============     ==============
Net assets consist of
   Paid-in capital .................................    $2,915,530,242     $  195,011,651
   Accumulated undistributed net investment income .           184,017             11,163
   Accumulated net realized gains from security
      transactions and option contracts ............       205,653,793          2,573,846
   Net unrealized appreciation (depreciation)
      on investments and options ...................      (163,921,596)         8,401,449
                                                        --------------     --------------

NET ASSETS .........................................    $2,957,446,456     $  205,998,109
                                                        ==============     ==============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......       189,953,985         17,910,172
                                                        ==============     ==============
Net asset value, offering price and redemption
   price per share(a) (Note 1) .....................    $        15.57     $        11.50
                                                        ==============     ==============

(a)   Redemption price varies based on length of time shares are held.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
15

HUSSMAN INVESTMENT TRUST
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  HUSSMAN            HUSSMAN
                                                                 STRATEGIC        STRATEGIC TOTAL
                                                                GROWTH FUND         RETURN FUND
                                                               --------------     --------------
INVESTMENT INCOME
   Dividends ..............................................    $   21,705,248     $      588,614
   Foreign withholding taxes on dividends .................          (415,446)            (5,638)
   Interest ...............................................                --          2,740,252
                                                               --------------     --------------
         Total Income .....................................        21,289,802          3,323,228
                                                               --------------     --------------
EXPENSES
   Investment advisory fees (Note 3) ......................        14,046,874            554,484(a)
   Administration fees (Note 3) ...........................           745,069             71,352
   Transfer agent, account maintenance and
      shareholder services fees (Note 3) ..................           652,492             37,853
   Trustees' fees and expenses ............................            63,264             63,264
   Fund accounting fees (Note 3) ..........................           100,318             24,532
   Custodian and bank service fees ........................           104,827             14,442
   Professional fees ......................................            67,811             40,911
   Postage and supplies ...................................            86,419             14,487
   Registration and filing fees ...........................            70,649             19,359
   Printing of shareholder reports ........................            66,691              4,718
   Insurance expense ......................................            33,320              2,590
   Compliance service fees (Note 3) .......................            30,437              4,785
   Other expenses .........................................            50,037              3,030
                                                               --------------     --------------
      Total Expenses ......................................        16,118,208            855,807
                                                               --------------     --------------

NET INVESTMENT INCOME .....................................         5,171,594          2,467,421
                                                               --------------     --------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
   OPTION CONTRACTS AND FOREIGN CURRENCIES (NOTE 4)
   Net realized gains (losses) from:
      Security transactions ...............................       261,646,783         11,302,969
      Option contracts ....................................       283,968,525                 --
      Foreign currency transactions .......................                --           (150,818)
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................      (408,713,530)         6,613,498
      Option contracts ....................................       (67,840,100)                --
      Foreign currency translation ........................                --            405,641
                                                               --------------     --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS,
   OPTION CONTRACTS AND FOREIGN CURRENCIES ................        69,061,678         18,171,290
                                                               --------------     --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ................    $   74,233,272     $   20,638,711
                                                               ==============     ==============

(a) Includes previously waived investment advisory fees recouped by the Adviser (Note 3).

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED              YEAR
                                                                   DECEMBER 31,         ENDED
                                                                      2007             JUNE 30,
                                                                   (UNAUDITED)           2007
                                                                 --------------     --------------
FROM OPERATIONS
   Net investment income ....................................    $    5,171,594     $   25,856,188
   Net realized gains (losses) from:
      Security transactions .................................       261,646,783        233,531,062
      Option contracts ......................................       283,968,525       (454,519,908)
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................      (408,713,530)       207,026,921
      Option contracts ......................................       (67,840,100)        41,102,500
                                                                 --------------     --------------
Net increase in net assets resulting from operations ........        74,233,272         52,996,763
                                                                 --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...............................       (17,404,351)       (23,489,795)
   From net realized gains ..................................      (114,940,907)       (82,737,302)
                                                                 --------------     --------------
Net decrease in net assets from distributions to shareholders      (132,345,258)      (106,227,097)
                                                                 --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ................................       597,556,397      1,059,530,817
   Net asset value of shares issued in reinvestment of
      distributions to shareholders .........................       110,537,587         91,037,302
   Proceeds from redemption fees collected (Note 1) .........           451,473          1,117,226
   Payments for shares redeemed .............................      (411,311,072)    (1,196,239,367)
                                                                 --------------     --------------
Net increase (decrease) in net assets from
   capital share transactions ...............................       297,234,385        (44,554,022)
                                                                 --------------     --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .....................       239,122,399        (97,784,356)

NET ASSETS
   Beginning of period ......................................     2,718,324,057      2,816,108,413
                                                                 --------------     --------------
   End of period ............................................    $2,957,446,456     $2,718,324,057
                                                                 ==============     ==============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME .............    $      184,017     $   12,416,774
                                                                 ==============     ==============
CAPITAL SHARE ACTIVITY
   Sold .....................................................        37,162,787         66,736,341
   Reinvested ...............................................         7,055,880          5,814,975
   Redeemed .................................................       (25,722,813)       (75,716,471)
                                                                 --------------     --------------
   Net increase (decrease) in shares outstanding ............        18,495,854         (3,165,155)
   Shares outstanding at beginning of period ................       171,458,131        174,623,286
                                                                 --------------     --------------
   Shares outstanding at end of period ......................       189,953,985        171,458,131
                                                                 ==============     ==============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
17

HUSSMAN STRATEGIC TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED             YEAR
                                                                    DECEMBER 31,        ENDED
                                                                       2007            JUNE 30,
                                                                    (UNAUDITED)          2007
                                                                 --------------     --------------
FROM OPERATIONS
   Net investment income ....................................    $    2,467,421     $    5,119,554
   Net realized gains (losses) from:
      Security transactions .................................        11,302,969            287,748
      Foreign currency transactions .........................          (150,818)            (2,220)
   Net change in unrealized appreciation/depreciation on:
      Investments ...........................................         6,613,498          1,048,972
      Foreign currency translation ..........................           405,641           (396,640)
                                                                 --------------     --------------
Net increase in net assets resulting from operations ........        20,638,711          6,057,414
                                                                 --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...............................        (2,329,909)        (5,212,353)
   From net realized gains ..................................        (8,955,458)        (6,811,839)
                                                                 --------------     --------------
Net decrease in net assets from distributions to shareholders       (11,285,367)       (12,024,192)
                                                                 --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ................................        32,870,095         55,949,249
   Net asset value of shares issued in reinvestment of
      distributions to shareholders .........................        10,251,248         10,639,496
   Proceeds from redemption fees collected (Note 1) .........            22,391             76,402
   Payments for shares redeemed .............................       (20,979,411)       (44,953,233)
                                                                 --------------     --------------
Net increase in net assets from capital share transactions ..        22,164,323         21,711,914
                                                                 --------------     --------------

TOTAL INCREASE IN NET ASSETS ................................        31,517,667         15,745,136

NET ASSETS
   Beginning of period ......................................       174,480,442        158,735,306
                                                                 --------------     --------------
   End of period ............................................    $  205,998,109     $  174,480,442
                                                                 ==============     ==============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME .............    $       11,163     $       24,469
                                                                 ==============     ==============
CAPITAL SHARE ACTIVITY
   Sold .....................................................         2,868,799          5,000,298
   Reinvested ...............................................           894,024            972,118
   Redeemed .................................................        (1,837,133)        (4,037,214)
                                                                 --------------     --------------
   Net increase in shares outstanding .......................         1,925,690          1,935,202
   Shares outstanding at beginning of period ................        15,984,482         14,049,280
                                                                 --------------     --------------
   Shares outstanding at end of period ......................        17,910,172         15,984,482
                                                                 ==============     ==============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                    DECEMBER 31,     ENDED          ENDED          ENDED          ENDED          ENDED
                                        2007        JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                    (UNAUDITED)       2007           2006           2005           2004           2003
                                    ----------     ----------     ----------     ----------     ----------     ----------
Net asset value at
   beginning of period .........    $    15.85     $    16.13     $    15.90     $    15.89     $    13.80     $    13.34
                                    ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from
investment operations:
   Net investment income (loss)           0.02           0.14           0.08           0.06          (0.04)         (0.02)
   Net realized and unrealized
       gains on investments
       and options .............          0.42           0.16           0.69           0.68           2.13           1.36
                                    ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations          0.44           0.30           0.77           0.74           2.09           1.34
                                    ----------     ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net
      investment income ........         (0.09)         (0.13)         (0.05)         (0.03)            --             --
   Distributions from net
      realized gains ...........         (0.63)         (0.46)         (0.50)         (0.71)         (0.01)         (0.93)
                                    ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ............         (0.72)         (0.59)         (0.55)         (0.74)         (0.01)         (0.93)
                                    ----------     ----------     ----------     ----------     ----------     ----------
Proceeds from redemption fees
   collected (Note 1) ..........          0.00(d)        0.01           0.01           0.01           0.01           0.05
                                    ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period    $    15.57     $    15.85     $    16.13     $    15.90     $    15.89     $    13.80
                                    ==========     ==========     ==========     ==========     ==========     ==========

Total return(a) ................         2.78%(c)       1.98%          5.05%          4.95%         15.22%         11.25%
                                    ==========     ==========     ==========     ==========     ==========     ==========
Net assets at end of
   period (000's) ..............    $2,957,446     $2,718,324     $2,816,108     $1,835,514     $1,316,703     $  511,928
                                    ==========     ==========     ==========     ==========     ==========     ==========
Ratio of expenses to
   average net assets ..........         1.11%(b)       1.11%          1.14%          1.24%          1.34%          1.45%

Ratio of net investment income
   (loss) to average net assets          0.36%(b)       0.91%          0.63%          0.44%         (0.39%)        (0.15%)

Portfolio turnover rate ........           79%(c)        106%            63%            81%            66%           123%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Annualized.

(c)   Not annualized.

(d)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
19

HUSSMAN STRATEGIC TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED          YEAR           YEAR           YEAR           YEAR         PERIOD
                                      DECEMBER 31,     ENDED          ENDED          ENDED          ENDED          ENDED
                                          2007        JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                      (UNAUDITED)       2007           2006           2005           2004          2003(a)
                                      ----------     ----------     ----------     ----------     ----------     ----------
Net asset value at
   beginning of period ...........    $    10.92     $    11.30     $    10.94     $    10.53     $    10.54     $    10.00
                                      ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income .........          0.15           0.32           0.32           0.24           0.21           0.14
   Net realized and unrealized
      gains on investments
      and foreign currencies .....          1.11           0.06           0.65           0.42           0.35           0.52
                                      ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations .          1.26           0.38           0.97           0.66           0.56           0.66
                                      ----------     ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net
      investment income ..........         (0.14)         (0.33)         (0.31)         (0.24)         (0.21)         (0.14)
   Distributions from
      net realized gains .........         (0.54)         (0.43)         (0.30)         (0.02)         (0.37)            --
                                      ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ..............         (0.68)         (0.76)         (0.61)         (0.26)         (0.58)         (0.14)
                                      ----------     ----------     ----------     ----------     ----------     ----------
Proceeds from redemption
   fees collected (Note 1).. .....          0.00(b)        0.00(b)        0.00(b)        0.01           0.01           0.02
                                      ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .    $    11.50     $    10.92     $    11.30     $    10.94     $    10.53     $    10.54
                                      ==========     ==========     ==========     ==========     ==========     ==========

Total return(c) ..................        11.60%(d)       3.46%          9.01%          6.40%          5.49%          6.81%(d)
                                      ==========     ==========     ==========     ==========     ==========     ==========
Net assets at end of
   period (000's) ................    $  205,998     $  174,480     $  158,735     $  128,156     $  105,308     $   18,983
                                      ==========     ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
   average net assets(e) .........         0.90%(f)       0.90%          0.90%          0.90%          0.90%          0.90%(f)

Ratio of net investment income
   to average net assets .........         2.59%(f)       2.86%          2.94%          2.25%          2.34%          1.99%(f)

Portfolio turnover rate ..........           67%(d)         41%            55%            64%           174%           151%(f)

(a) Represents the period from the commencement of operations (September 12, 2002) through June 30, 2003.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.92%, 1.01%, 1.17% and 2.32%(f) for the periods ended June 30, 2006,
      2005, 2004 and 2003, respectively.

(f)   Annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES    COMMON STOCKS -- 98.31%                               VALUE
================================================================================
                APPAREL -- 2.30%
   1,000,000    NIKE, Inc. - Class B ........................    $   64,240,000
     150,000    Wolverine World Wide, Inc. ..................         3,678,000
                                                                 --------------
                                                                     67,918,000
                                                                 --------------
                AUTO MANUFACTURERS -- 0.36%
     100,000    Toyota Motor Corp. - ADR ....................        10,617,000
                                                                 --------------

                BEVERAGES -- 1.80%
     250,000    Coca-Cola Co. (The) .........................        15,342,500
     500,000    Pepsico, Inc. ...............................        37,950,000
                                                                 --------------
                                                                     53,292,500
                                                                 --------------
                BIOTECHNOLOGY -- 1.75%
   1,000,000    Amgen, Inc. (a) .............................        46,440,000
      50,000    LifeCell Corp. (a) ..........................         2,155,500
     150,000    QIAGEN N.V. (a) .............................         3,157,500
                                                                 --------------
                                                                     51,753,000
                                                                 --------------
                CHEMICALS -- 1.77%
      38,400    BASF AG - ADR ...............................         5,685,020
     450,000    Dow Chemical Co. (The) ......................        17,739,000
     500,000    Sherwin-Williams Co. (The) ..................        29,020,000
                                                                 --------------
                                                                     52,444,020
                                                                 --------------
                COMMERCIAL SERVICES -- 0.67%
     200,000    Apollo Group, Inc. - Class A (a) ............        14,030,000
     179,300    Deluxe Corp. ................................         5,897,177
                                                                 --------------
                                                                     19,927,177
                                                                 --------------
                COMPUTERS -- 6.89%
      50,000    Affiliated Computer Services, Inc. - Class A (a)      2,255,000
   1,000,000    Dell, Inc. (a) ..............................        24,510,000
     400,000    International Business Machines Corp. .......        43,240,000
     300,000    Lexmark International, Inc. - Class A (a) ...        10,458,000
     600,000    Research in Motion Ltd. (a) .................        68,040,000
     750,000    Seagate Technology ..........................        19,125,000
   1,200,000    Western Digital Corp. (a) ...................        36,252,000
                                                                 --------------
                                                                    203,880,000
                                                                 --------------
                COSMETICS/PERSONAL CARE -- 1.48%
   1,000,000    Estee Lauder Cos., Inc. (The) - Class A .....        43,610,000
                                                                 --------------

                ELECTRICAL COMPONENTS & EQUIPMENT -- 1.37%
     950,000    Advanced Energy Industries, Inc. (a) ........        12,426,000
     250,000    Energizer Holdings, Inc. (a) ................        28,032,500
                                                                 --------------
                                                                     40,458,500
                                                                 --------------


--------------------------------------------------------------------------------
21

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES    COMMON STOCKS -- 98.31% (CONTINUED)                   VALUE
================================================================================
                ELECTRONICS -- 2.04%
     479,100    Avnet, Inc. (a) .............................    $   16,754,127
     450,000    Garmin Ltd. .................................        43,650,000
                                                                 --------------
                                                                     60,404,127
                                                                 --------------
                FOOD -- 1.01%
     471,000    Campbell Soup Co. ...........................        16,828,830
     250,000    Kellogg Co. .................................        13,107,500
                                                                 --------------
                                                                     29,936,330
                                                                 --------------
                HEALTH CARE - PRODUCTS -- 3.71%
     700,000    Johnson & Johnson ...........................        46,690,000
     400,000    Medtronic, Inc. .............................        20,108,000
     401,000    Respironics, Inc. (a) .......................        26,257,480
     250,000    Zimmer Holdings, Inc. (a) ...................        16,537,500
                                                                 --------------
                                                                    109,592,980
                                                                 --------------
                HEALTH CARE - SERVICES -- 3.95%
     750,000    Apria Healthcare Group, Inc. (a) ............        16,177,500
     700,000    Health Net, Inc. (a) ........................        33,810,000
      35,100    Pediatrix Medical Group, Inc. (a) ...........         2,392,065
     750,000    Quest Diagnostics, Inc. .....................        39,675,000
     200,000    Universal Health Services, Inc. - Class B ...        10,240,000
     342,900    WellCare Health Plans, Inc. (a) .............        14,542,389
                                                                 --------------
                                                                    116,836,954
                                                                 --------------
                HOME FURNISHINGS -- 0.59%
     673,000    Tempur-Pedic International, Inc. ............        17,477,810
                                                                 --------------

                INSURANCE -- 0.75%
     400,000    SAFECO Corp. ................................        22,272,000
                                                                 --------------

                INTERNET -- 2.77%
     300,000    Amazon.com, Inc. (a) ........................        27,792,000
   1,250,000    Check Point Software Technologies Ltd. (a) ..        27,450,000
     800,000    eBay, Inc. (a) ..............................        26,552,000
                                                                 --------------
                                                                     81,794,000
                                                                 --------------
                LEISURE TIME -- 0.08%
      50,000    Harley-Davidson, Inc. .......................         2,335,500
                                                                 --------------

                MACHINERY -- 0.74%
     300,000    Caterpillar, Inc. ...........................        21,768,000
                                                                 --------------

                MEDIA -- 1.61%
     900,000    EchoStar Communications Corp. - Class A (a) .        33,948,000
     116,000    Gannett Co., Inc. ...........................         4,524,000
      50,000    Idearc, Inc. ................................           878,000
     500,000    Time Warner, Inc. ...........................         8,255,000
                                                                 --------------
                                                                     47,605,000
                                                                 --------------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
================================================================================

      SHARES    COMMON STOCKS -- 98.31% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                METAL FABRICATE/HARDWARE -- 0.06%
     106,300    Worthington Industries, Inc. ................    $    1,900,644
                                                                 --------------

                MISCELLANEOUS MANUFACTURING -- 3.32%
     500,000    3M Co. ......................................        42,160,000
     200,000    Ceradyne, Inc. (a) ..........................         9,386,000
      49,400    FUJIFILM Holdings Corp. - ADR ...............         2,059,486
     400,000    Illinois Tool Works, Inc. ...................        21,416,000
     500,000    Ingersoll-Rand Co. Ltd. - Class A ...........        23,235,000
                                                                 --------------
                                                                     98,256,486
                                                                 --------------
                OIL & GAS -- 12.27%
     800,000    Chevron Corp. ...............................        74,664,000
     750,000    ConocoPhillips ..............................        66,225,000
     150,000    ENSCO International, Inc. ...................         8,943,000
   1,025,000    Exxon Mobil Corp. ...........................        96,032,250
     700,000    Marathon Oil Corp. ..........................        42,602,000
     250,000    Royal Dutch Shell plc - ADR .................        21,050,000
     530,000    Tesoro Corp. ................................        25,281,000
     400,000    Valero Energy Corp. .........................        28,012,000
                                                                 --------------
                                                                    362,809,250
                                                                 --------------
                PHARMACEUTICALS -- 5.88%
     931,300    Biovail Corp. ...............................        12,535,298
     450,000    Forest Laboratories, Inc. (a) ...............        16,402,500
     600,000    GlaxoSmithKline plc - ADR ...................        30,234,000
     500,000    King Pharmaceuticals, Inc. (a) ..............         5,120,000
     500,000    Medco Health Solutions, Inc. (a) ............        50,700,000
     500,000    NBTY, Inc. (a) ..............................        13,700,000
     183,000    Shire plc - ADR .............................        12,617,850
   1,300,000    ViroPharma, Inc. (a) ........................        10,322,000
     500,000    Wyeth .......................................        22,095,000
                                                                 --------------
                                                                    173,726,648
                                                                 --------------
                RETAIL -- 15.85%
     350,000    Abercrombie & Fitch Co. - Class A ...........        27,989,500
   2,000,000    Aeropostale, Inc. (a) .......................        53,000,000
      45,000    AutoZone, Inc. (a) ..........................         5,395,950
     860,000    BJ's Wholesale Club, Inc. (a) ...............        29,093,800
      42,200    Buckle, Inc. (The) ..........................         1,392,600
     750,000    Coach, Inc. (a) .............................        22,935,000
   1,164,000    Dollar Tree Stores, Inc. (a) ................        30,170,880
     211,000    Genesco, Inc. (a) ...........................         7,975,800
   2,000,000    Home Depot, Inc. (The) ......................        53,880,000
     700,000    Kohl's Corp. (a) ............................        32,060,000
     400,000    Liz Claiborne, Inc. .........................         8,140,000
     600,000    Lowe's Cos., Inc. ...........................        13,572,000


--------------------------------------------------------------------------------
23

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES    COMMON STOCKS -- 98.31% (CONTINUED)                   VALUE
================================================================================
                RETAIL -- 15.85% (CONTINUED)
     500,000    Men's Wearhouse, Inc. (The) .................    $   13,490,000
     929,800    Pacific Sunwear of California, Inc. (a) .....        13,119,478
     950,000    PetSmart, Inc. ..............................        22,353,500
   1,300,000    Starbucks Corp. (a) .........................        26,611,000
     797,000    Talbots, Inc. (The) .........................         9,420,540
     300,000    Tiffany & Co. ...............................        13,809,000
     700,000    Under Armour, Inc. - Class A (a) ............        30,569,000
     600,000    Walgreen Co. ................................        22,848,000
     650,000    Wal-Mart Stores, Inc. .......................        30,894,500
                                                                 --------------
                                                                    468,720,548
                                                                 --------------
                SEMICONDUCTORS -- 9.36%
   1,700,000    Applied Materials, Inc. .....................        30,192,000
     850,000    Broadcom Corp. - Class A (a) ................        22,219,000
     547,400    Cabot Microelectronics Corp. (a) ............        19,657,134
   2,000,000    Intel Corp. .................................        53,320,000
     600,000    KLA-Tencor Corp. ............................        28,896,000
     500,000    Linear Technology Corp. .....................        15,915,000
     730,000    MKS Instruments, Inc. (a) ...................        13,972,200
     500,000    Nano-Proprietary, Inc. (a) ..................           540,000
     900,000    NVIDIA Corp. (a) ............................        30,618,000
   1,690,000    OmniVision Technologies, Inc. (a) ...........        26,448,500
   2,500,000    ON Semiconductor Corp. (a) ..................        22,200,000
   1,300,000    Taiwan Semiconductor Manufacturing Co.
                  Ltd. - ADR ................................        12,948,000
                                                                 --------------
                                                                    276,925,834
                                                                 --------------
                SOFTWARE -- 4.80%
     500,000    Citrix Systems, Inc. (a) ....................        19,005,000
     100,000    Cognos, Inc. (a) ............................         5,757,000
     250,000    Dun & Bradstreet Corp. (The) ................        22,157,500
   1,100,000    Microsoft Corp. .............................        39,160,000
   2,000,000    Oracle Corp. (a) ............................        45,160,000
     600,000    Parametric Technology Corp. (a) .............        10,710,000
                                                                 --------------
                                                                    141,949,500
                                                                 --------------
                TELECOMMUNICATIONS -- 8.73%
   2,000,000    ADC Telecommunications, Inc. (a) ............        31,100,000
     105,800    Anixter International, Inc. (a) .............         6,588,166
     100,000    BT Group plc - ADR ..........................         5,392,000
   2,350,000    Cisco Systems, Inc. (a) .....................        63,614,500
     500,000    CommScope, Inc. (a) .........................        24,605,000
     321,000    NETGEAR, Inc. (a) ...........................        11,450,070
   1,300,000    Nokia Oyj - ADR .............................        49,907,000
   1,600,000    Plantronics, Inc. ...........................        41,600,000
     500,000    QUALCOMM, Inc. ..............................        19,675,000
     100,000    Verizon Communications, Inc. ................         4,369,000
                                                                 --------------
                                                                    258,300,736
                                                                 --------------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES    COMMON STOCKS -- 98.31% (CONTINUED)                   VALUE
================================================================================
                TOYS/GAMES/HOBBIES -- 0.98%
   1,525,000    Mattel, Inc. ................................    $   29,036,000
                                                                 --------------

                TRANSPORTATION -- 1.42%
     100,000    FedEx Corp. .................................         8,917,000
     388,200    Tidewater, Inc. .............................        21,296,652
     166,000    United Parcel Service, Inc. - Class B .......        11,739,520
                                                                 --------------
                                                                     41,953,172
                                                                 --------------

                TOTAL COMMON STOCKS (Cost $3,048,679,105) ...    $2,907,501,716
                                                                 --------------

     UNITS      UNIT TRUSTS -- 0.00%                                  VALUE
================================================================================
       2,700    Penn West Energy Trust (Cost $112,307) ......    $       70,200
                                                                 --------------

   CONTRACTS    PUT OPTION CONTRACTS -- 3.00%                         VALUE
================================================================================
         700    Nasdaq 100 Index Option, 03/22/2008 at $2,000    $    4,445,000
       8,000    Russell 2000 Index Option, 03/22/2008 at $780        36,320,000
       9,000    S&P 500 Index Option, 01/19/2008 at $1,480 ..        29,106,000
       5,000    S&P 500 Index Option, 03/22/2008 at $1,400 ..        18,800,000
                                                                 --------------
                TOTAL PUT OPTION CONTRACTS (Cost $133,564,050)   $   88,671,000
                                                                 --------------

                TOTAL INVESTMENTS AT VALUE -- 101.31%
                  (Cost $3,182,355,462) .....................    $2,996,242,916
                                                                 --------------

      SHARES    MONEY MARKET FUNDS -- 9.41%                           VALUE
================================================================================
 278,363,807    First American Treasury Obligations Fund -
                Class A (Cost $278,363,807) .................    $  278,363,807
                                                                 --------------

                TOTAL INVESTMENTS AND MONEY MARKET
                   FUNDS AT VALUE -- 110.72%
                   (Cost $3,460,719,269) ....................    $3,274,606,723

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.72%)  (317,160,267)
                                                                 --------------

                NET ASSETS -- 100.00% .......................    $2,957,446,456
                                                                 ==============

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
25

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     VALUE OF        PREMIUMS
   CONTRACTS    WRITTEN CALL OPTION CONTRACTS        OPTIONS         RECEIVED
================================================================================
         700    Nasdaq 100 Index Option,
                  03/22/2008 at $2,000.........  $   11,438,000   $   11,667,950
       8,000    Russell 2000 Index Option,
                  03/22/2008 at $780...........      27,752,000       34,388,000
       9,000    S&P 500 Index Option,
                  01/19/2008 at $1,350.........     108,432,000      122,386,500
       5,000    S&P 500 Index Option,
                  03/22/2008 at $1,400.........      54,350,000       55,720,500
                                                 --------------   --------------
                                                 $  201,972,000   $  224,162,950
                                                 ==============   ==============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES    COMMON STOCKS -- 19.56%                               VALUE
================================================================================
                METALS & MINING -- 19.56%
     125,000    Agnico-Eagle Mines Ltd. .....................    $    6,828,750
      50,000    AngloGold Ashanti Ltd. - ADR ................         2,140,500
     260,000    Barrick Gold Corp. ..........................        10,933,000
      60,000    Compania de Minas Buenaventura S.A.u. - ADR .         3,396,000
     100,000    Goldcorp, Inc. ..............................         3,393,000
      75,000    Harmony Gold Mining Co. Ltd. - ADR (a) ......           773,250
     210,000    Newmont Mining Corp. ........................        10,254,300
      50,000    Randgold Resources Ltd. - ADR ...............         1,856,500
      75,000    Stillwater Mining Co. (a) ...................           724,500
                                                                 --------------
                TOTAL COMMON STOCKS (Cost $35,395,276) ......    $   40,299,800
                                                                 --------------

   PAR VALUE    U.S. TREASURY OBLIGATIONS -- 71.81%                   VALUE
================================================================================
                U.S. TREASURY BILLS -- 31.27%
$ 25,000,000    Discount note, due 01/24/2008 ...............    $   24,960,000
  25,000,000    Discount note, due 05/15/2008 ...............        24,697,575
  15,000,000    Discount note, due 06/26/2008 ...............        14,758,215
                                                                 --------------
                                                                     64,415,790
                                                                 --------------

                U.S. TREASURY INFLATION-PROTECTION NOTES -- 40.54%
  17,649,000    3.375%, due 01/15/2012 ......................        19,258,095
  23,239,400    3.00%, due 07/15/2012 .......................        25,176,636
  21,052,400    2.00%, due 01/15/2016 .......................        21,611,615
  16,625,400    2.375%, due 01/15/2025 ......................        17,459,280
                                                                 --------------
                                                                     83,505,626
                                                                 --------------

                TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $144,549,618) .......................    $  147,921,416
                                                                 --------------

   PAR VALUE    U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.71%           VALUE
================================================================================
                FEDERAL HOME LOAN BANK -- 2.71%
$  5,000,000    5.75%, due 02/23/2017 .......................    $    5,085,480
     500,000    5.70%, due 04/16/2018 .......................           500,076
                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Cost $5,460,429) .........................    $    5,585,556
                                                                 --------------
                TOTAL INVESTMENTS AT VALUE -- 94.08%
                  (Cost $185,405,323) .......................    $  193,806,772
                                                                 --------------


--------------------------------------------------------------------------------
27

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      SHARES    MONEY MARKET FUNDS -- 5.37%                           VALUE
================================================================================
  11,059,931    First American Treasury Obligations Fund -
                  Class A (Cost $11,059,931) ................    $   11,059,931
                                                                 --------------

                TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT
                  VALUE -- 99.45% (Cost $196,465,254) .......    $  204,866,703

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.55%        1,131,406
                                                                 --------------

                NET ASSETS -- 100.00% .......................    $  205,998,109
                                                                 ==============

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
      Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund (each, a "Fund", and collectively, the "Funds") are each a diversified series of Hussman Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end managment investment company. Each Fund is authorized to issue an unlimited number of shares.

      As part of the Trust's organization, Hussman Strategic Growth Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc. (the "Adviser") at $10.00 a share on June 20, 2000. Hussman Strategic Growth Fund commenced operations on July 24, 2000. Hussman Strategic Total Return Fund commenced operations on September 12, 2002.

      Hussman Strategic Growth Fund's investment objective is to provide long-term capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

      Hussman Strategic Total Return Fund's investment objective is to provide long-term total return from income and capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

       SECURITIES AND OPTIONS VALUATION -- The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are not sales on that day, at the mean of the closing bid and asked prices. Values of foreign securities are translated from the local currency into


--------------------------------------------------------------------------------
29

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. dollars using currency exchange rates supplied by a pricing quotation service.

      Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of net asset value. As of December 31, 2007, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

      Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

      In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

      FUTURES CONTRACTS AND OPTION TRANSACTIONS -- Hussman Strategic Growth Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. Hussman Strategic Total Return Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities that it intends to purchase. The Fund may also


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

purchase a foreign currency option to establish or modify the Fund's exposure to foreign currencies, or an interest rate futures contract to protect against a decline in the value of its portfolio.

      When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund's Statement of Assets and Liabilities and is subsequently valued. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with certain banks or non-bank dealers. The value of the underlying securities will be monitored on a daily basis to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

      FOREIGN CURRENCY TRANSLATION -- Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

      A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

      B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

      C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

      Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding


--------------------------------------------------------------------------------
31

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

      SHARE VALUATION AND REDEMPTION FEES -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The net asset value per share of each Fund is calculated by dividing the total value of the Fund's assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1.5%, payable to the applicable Fund, if redeemed within six months of the date of purchase. During the periods ended December 31, 2007 and June 30, 2007, proceeds from redemption fees totaled $451,473 and $1,117,226, respectively, for Hussman Strategic Growth Fund and $22,391 and $76,402, respectively, for Hussman Strategic Total Return Fund.

      INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method.

      DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of Hussman Strategic Growth Fund and are declared and paid quarterly to shareholders of Hussman Strategic Total Return Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are generally distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses for option transactions, losses deferred due to wash sales and treatment for foreign currency transactions.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      The tax character of distributions paid during the periods ended December 31, 2007 and June 30, 2007 was as follows:

                                                                   Long-Term
                                        Periods      Ordinary       Capital          Total
                                         Ended        Income         Gains       Distributions
----------------------------------------------------------------------------------------------
Hussman Strategic Growth Fund           12/31/07    $17,404,351   $114,940,907    $132,345,258
                                         6/30/07    $77,733,245   $ 28,493,852    $106,227,097
----------------------------------------------------------------------------------------------
Hussman Strategic Total Return Fund     12/31/07    $ 6,953,612   $  4,331,755    $ 11,285,367
                                         6/30/07    $ 9,684,385   $  2,339,807    $ 12,024,192
----------------------------------------------------------------------------------------------

      SECURITIES TRANSACTIONS -- For financial statement purposes, securities transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

      COMMON EXPENSES - Expenses of the Trust not attributable solely to one of the Funds are allocated between the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

      ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

      FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

       In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


--------------------------------------------------------------------------------
33

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      The following information is computed on a tax basis for each item as of December 31, 2007:

                                                  HUSSMAN           HUSSMAN
                                                 STRATEGIC       STRATEGIC TOTAL
                                                GROWTH FUND        RETURN FUND
                                              ---------------    --------------
Cost of portfolio investments and
   written call options ..................    $3,215,899,593     $  196,632,674
                                              ==============     ==============
Gross unrealized appreciation ............    $  237,666,074     $    8,725,263
Gross unrealized depreciation ............      (380,930,944)          (491,234)
                                              --------------     --------------
Net unrealized appreciation (depreciation)    $ (143,264,870)    $    8,234,029
Undistributed net investment income ......         3,631,633            158,391
Capital loss carryforwards ...............      (179,313,026)                --
Other gains ..............................       364,310,093          2,741,266
Other temporary differences ..............        (3,447,616)          (147,228)
                                              --------------     --------------
Total accumulated earnings ...............    $   41,916,214     $   10,986,458
                                              ==============     ==============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to option transactions and losses deferred due to wash sales.

      As of June 30, 2007, Hussman Strategic Growth Fund has capital loss carryforwards for federal income tax purposes of $179,313,026, all of which expire June 30, 2015. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

      For the six months ended December 31, 2007, Hussman Strategic Total Return Fund reclassified $150,818 of foreign exchange losses from accumulated net realized gains to accumulated undistributed net investment income on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund's net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, the Funds have adopted FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended June 30, 2005 through June 30, 2007. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ended June 30, 2008.

2.    INVESTMENT TRANSACTIONS
      During the six months ended December 31, 2007, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $2,556,920,975 and $2,185,114,262, respectively, for Hussman Strategic Growth Fund and $31,986,544 and $44,816,565, respectively, for Hussman Strategic Total Return Fund.

3.    TRANSACTIONS WITH AFFILIATES
      Certain Trustees and officers of the Trust are affiliated with the Adviser or with Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting agent.

ADVISORY AGREEMENT
      Under the terms of an Advisory Agreement between the Trust and the Adviser, Hussman Strategic Growth Fund pays a fee, which is computed and accrued daily and paid monthly, at annual rates of 1.00% of the first $1 billion of its average daily net assets; 0.95% of the next $2 billion of such assets; and 0.90% of such assets in excess of $3 billion. Under the terms of a separate Advisory Agreement between the Trust and the Adviser, Hussman Strategic Total Return Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of 0.55% of the first $500 million of its average daily net assets; and 0.50% of such assets in excess of $500 million.


--------------------------------------------------------------------------------
35

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to an Expense Limitation Agreement with respect to Hussman Strategic Total Return Fund, the Adviser has contractually agreed to waive a portion of its advisory fees or to absorb operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.90% annually of its average daily net assets. This Expense Limitation Agreement remained in effect until December 31, 2007. During the six months ended December 31, 2007, there were no fees waived by the Adviser.

      Any fee waivers or expense reimbursements by the Adviser are subject to repayment by Hussman Strategic Total Return Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. During the six months ended December 31, 2007, the Adviser recouped $31,490 of previously waived fees from Hussman Strategic Total Return Fund. As of December 31, 2007, the amount of fee waivers and expense reimbursements available for recoupment by the Adviser is $131,156. The Adviser may recoup a portion of this amount no later than the dates as stated below:

                                                       JUNE 30,      JUNE 30,
                                                         2008          2009
--------------------------------------------------------------------------------
Hussman Strategic Total Return Fund ..............     $103,207      $27,949

ADMINISTRATION AGREEMENT
      Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

      Under the terms of the Administration Agreement, Ultimus receives a monthly fee from each Fund computed at annual rates of 0.075% on the Fund's average daily net assets up to $500 million; 0.05% on the next $1.5 billion of such assets; 0.04% on the next $1 billion of such assets; and 0.03% on such assets in excess of $3 billion, subject to a per Fund minimum monthly fee of $2,000.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUND ACCOUNTING AGREEMENT
      Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, Ultimus receives from each Fund a monthly base fee of $2,500, plus an asset-based fee computed at annual rates of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such net assets in excess of $500 million. In addition, the Funds reimburse Ultimus for certain out-of-pocket expenses incurred in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
      Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from each Fund a monthly fee computed at an annual rate of $17 per account, subject to a per Fund minimum monthly fee of $1,500. For the six months ended December 31, 2007, such fees paid by Hussman Strategic Growth Fund and Hussman Strategic Total Return were $370,220 and $20,567, respectively. In addition, the Funds reimburse Ultimus for certain out-of-pocket expenses, including, but not limited to, postage and supplies.

      For shareholder accounts held through financial intermediaries, the Funds may, in some cases, compensate these intermediaries for providing equivalent account maintenance and shareholder services, at an annual rate of not more than $17 per account. During the six months ended December 31, 2007, Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund paid $282,272 and $17,286, respectively, to financial intermediaries for such services.

COMPLIANCE CONSULTING AGREEMENT
      Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual to serve as the Trust's Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Trust pays Ultimus a base fee of $1,000 per month, plus an asset-based fee computed at annual rates of .005% of the


--------------------------------------------------------------------------------
37

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

average value of its aggregate daily net assets from $100 million to $500 million, .0025% of such assets from $500 million to $1 billion and .00125% of such assets in excess of $1 billion. In addition, the Funds reimburse Ultimus for reasonable out-of-pocket expenses, if any, incurred in connection with these services.

4.    OPTION CONTRACTS WRITTEN
      Transactions in option contracts written by Hussman Strategic Growth Fund during the six months ended December 31, 2007 were as follows:

                                                           OPTION               OPTION
                                                          CONTRACTS            PREMIUMS
                                                       ---------------     ---------------
Options outstanding at beginning of period ........             21,000     $   285,778,500
Options written ...................................             89,400       1,031,687,880
Options cancelled in a closing purchase transaction            (87,700)     (1,093,303,430)
                                                       ---------------     ---------------
Options outstanding at end of period ..............             22,700     $   224,162,950
                                                       ===============     ===============

      No contracts were written by Hussman Strategic Total Return Fund during the six months ended December 31, 2007.

5.    BANK LINE OF CREDIT
      Hussman Strategic Growth Fund has an unsecured $10,000,000 bank line of credit. Hussman Strategic Total Fund has an unsecured bank line of credit in the amount of $2,000,000. Borrowings under these arrangements bear interest at a rate determined by the lending bank at the time of borrowing. During the six months ended December 31, 2007, the Funds had no outstanding borrowings under their respective lines of credit.

6.    CONTINGENCIES AND COMMITMENTS
      The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not occurred. However, based on experience, the Funds expect the risk of loss to be remote.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

7.    RECENT ACCOUNTING PRONOUNCEMENT
      In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles resulting from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the Funds' financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statements of changes in net assets for a fiscal period.


--------------------------------------------------------------------------------
39

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, which may include redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio.

      The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2007 - December 31, 2007).

      The table on the following page illustrates each Fund's costs in two ways:

      ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started the period with $1,000 invested in each Fund. You may use the information here, together with the amount of your investment, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number given for the applicable Fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL 5% RETURN - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown. In this case, because the return used is not each Fund's actual return, the results do not illustrate the expenses associated with your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide an example of fund expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      More information about each Fund's expenses, including annual expense ratios since inception, can be found elsewhere in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

HUSSMAN STRATEGIC GROWTH FUND

                                     Beginning                        Expenses
                                   Account Value    Account Value    Paid During
                                   July 1, 2007   December 31, 2007    Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,027.80         $5.67
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00        $1,019.61         $5.65

* Expenses are equal to Hussman Strategic Growth Fund's annualized expense ratio of 1.11% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).

HUSSMAN STRATEGIC TOTAL RETURN FUND

                                     Beginning                        Expenses
                                   Account Value    Account Value    Paid During
                                   July 1, 2007   December 31, 2007    Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,116.00         $4.80
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00        $1,020.67         $4.58

* Expenses are equal to Hussman Strategic Total Return Fund's annualized expense ratio of 0.90% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).


--------------------------------------------------------------------------------
41

HUSSMAN INVESTMENT TRUST
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-HUSSMAN (1-800-487-7626), or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-HUSSMAN, or on the SEC's website at http://www.sec.gov.

      The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-HUSSMAN (1-800-487-7626). You may also obtain copies of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO OMITTED] HUSSMAN
                 FUNDS

                               INVESTMENT ADVISER
                       Hussman Econometrics Advisors, Inc.
                             5136 Dorsey Hall Drive
                          Ellicott City, Maryland 21042

                              www.hussmanfunds.com
                         1-800-HUSSMAN (1-800-487-7626)

                          ADMINISTRATOR/TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                                    CUSTODIAN
                                     US Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                               1900 Scripps Center
                                312 Walnut Street
                             Cincinnati, Ohio 45202

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

             This Semi-Annual Report is authorized for distribution
                  only if accompanied or preceded by a current
                            Prospectus of the Funds.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust
             ----------------------------------------------------------

By (Signature and Title)*          /s/ John P. Hussman
                           -----------------------------------------------------
                                   John P. Hussman, President

Date        March 3, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ John P. Hussman
                           -----------------------------------------------------
                                   John P. Hussman, President

Date        March 3, 2008
      -----------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer

Date        March 3, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.